LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.71%
Air Freight & Logistics–0.11%
United Parcel Service Class B	10,204	$ 1,858,148
		1,858,148
Automobiles–1.61%
†General Motors	117,441	6,190,315
Harley-Davidson	22,309	816,733
†Tesla	26,254	20,359,452
		27,366,500
Banks–0.58%
Citizens Financial Group	139,495	6,553,475
KeyCorp	84,207	1,820,555
Regions Financial	67,753	1,443,817
		9,817,847
Beverages–1.55%
†Monster Beverage	296,099	26,302,474
		26,302,474
Biotechnology–2.78%
AbbVie	130,121	14,036,152
†Incyte	92,363	6,352,727
†Moderna	19,346	7,445,502
†Novavax	1,782	369,426
†Vertex Pharmaceuticals	105,392	19,117,055
		47,320,862
Building Products–0.54%
Allegion	40,250	5,320,245
†Trex	37,890	3,862,128
		9,182,373
Capital Markets–0.64%
MarketAxess Holdings	4,250	1,787,933
S&P Global	21,425	9,103,268
		10,891,201
Chemicals–0.71%
RPM International	33,240	2,581,086
Sherwin-Williams	33,910	9,485,644
		12,066,730
Commercial Services & Supplies–0.71%
†Copart	86,963	12,063,507
		12,063,507
Communications Equipment–1.00%
†Arista Networks	39,820	13,683,745
Motorola Solutions	14,010	3,254,803
		16,938,548
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.03%
†MasTec	6,215	$ 536,230
		536,230
Consumer Finance–0.47%
Capital One Financial	9,822	1,590,869
Synchrony Financial	129,479	6,328,934
		7,919,803
Distributors–0.15%
Pool	5,866	2,548,249
		2,548,249
Diversified Consumer Services–0.39%
†Chegg	98,131	6,674,871
		6,674,871
Diversified Financial Services–0.09%
Voya Financial	25,863	1,587,730
		1,587,730
Diversified Telecommunication Services–0.37%
†Liberty Global Class C	214,241	6,311,540
		6,311,540
Electrical Equipment–0.30%
AMETEK	35,000	4,340,350
nVent Electric	24,283	785,069
		5,125,419
Electronic Equipment, Instruments & Components–1.01%
Amphenol Class A	84,390	6,179,880
Cognex	62,260	4,994,497
†IPG Photonics	37,460	5,933,664
		17,108,041
Entertainment–0.82%
Electronic Arts	41,318	5,877,486
†Netflix	1,874	1,143,777
†Take-Two Interactive Software	45,320	6,982,452
		14,003,715
Equity Real Estate Investment Trusts–1.35%
American Homes 4 Rent Class A	4,772	181,909
Equity LifeStyle Properties	80,425	6,281,193
First Industrial Realty Trust	120,730	6,287,618
Lamar Advertising Class A	50,412	5,719,241
Public Storage	4,578	1,360,124
Simon Property Group	23,689	3,078,859
		22,908,944
LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing–1.42%
Costco Wholesale	53,806	$ 24,177,726
		24,177,726
Food Products–0.14%
Archer-Daniels-Midland	6,005	360,360
†Darling Ingredients	27,334	1,965,315
		2,325,675
Health Care Equipment & Supplies–4.53%
†ABIOMED	13,157	4,282,867
†Align Technology	31,293	20,823,301
†Edwards Lifesciences	173,053	19,591,330
†IDEXX Laboratories	16,130	10,031,247
†Intuitive Surgical	22,389	22,258,024
		76,986,769
Health Care Providers & Services–2.38%
†DaVita	15,147	1,760,990
HCA Healthcare	34,946	8,482,093
UnitedHealth Group	77,306	30,206,547
		40,449,630
Health Care Technology–0.77%
†Veeva Systems Class A	45,306	13,055,830
		13,055,830
Hotels, Restaurants & Leisure–1.76%
†Airbnb Class A	3,048	511,302
†Booking Holdings	1,306	3,100,274
†Boyd Gaming	17,487	1,106,228
Choice Hotels International	34,075	4,306,058
Darden Restaurants	835	126,477
Domino's Pizza	13,170	6,281,563
Marriott Vacations Worldwide	6,096	959,084
Travel + Leisure Co	70,952	3,869,013
†Vail Resorts	12,145	4,057,037
Wyndham Hotels & Resorts	72,375	5,586,626
		29,903,662
Household Durables–0.12%
PulteGroup	42,847	1,967,534
		1,967,534
Household Products–0.03%
Colgate-Palmolive	6,950	525,281
		525,281
Industrial Conglomerates–0.80%
Roper Technologies	30,650	13,673,884
		13,673,884
Insurance–0.40%
Marsh & McLennan	32,629	4,941,010
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Reinsurance Group of America	16,831	$ 1,872,617
		6,813,627
Interactive Media & Services–12.43%
†Alphabet Class A	9,917	26,513,298
†Alphabet Class C	37,037	98,715,086
†Facebook Class A	252,287	85,623,685
†TripAdvisor	7,842	265,452
		211,117,521
Internet & Direct Marketing Retail–6.88%
†Amazon.com	30,891	101,478,171
eBay	114,939	8,007,800
†Etsy	35,929	7,471,795
		116,957,766
IT Services–9.20%
Accenture Class A	15,899	5,086,408
†Cloudflare Class A	18,650	2,100,923
Cognizant Technology Solutions Class A	84,474	6,268,816
†EPAM Systems	27,180	15,505,646
†Gartner	23,399	7,110,488
Mastercard Class A	9,861	3,428,472
†MongoDB	15,358	7,241,451
†Okta	13,821	3,280,276
†PayPal Holdings	144,438	37,584,212
†Snowflake Class A	7,761	2,347,159
†Square Class A	9,953	2,387,128
Visa Class A	271,518	60,480,634
Western Union	174,063	3,519,554
		156,341,167
Life Sciences Tools & Services–1.78%
Agilent Technologies	13,490	2,125,080
Bruker	84,812	6,623,817
†Illumina	11,302	4,584,204
†IQVIA Holdings	28,696	6,873,840
†Mettler-Toledo International	7,241	9,973,464
		30,180,405
Machinery–0.82%
Caterpillar	50,485	9,691,605
IDEX	20,810	4,306,630
		13,998,235
Media–0.27%
News Class A	72,862	1,714,443
Omnicom Group	40,233	2,915,283
		4,629,726

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.03%
Freeport-McMoRan	15,857	$ 515,828
		515,828
Multiline Retail–0.02%
Kohl's	8,740	411,567
		411,567
Personal Products–0.57%
Estee Lauder Class A	32,037	9,608,857
		9,608,857
Pharmaceuticals–1.75%
Zoetis	152,758	29,656,438
		29,656,438
Professional Services–0.87%
†CoStar Group	71,713	6,171,621
ManpowerGroup	8,683	940,195
Robert Half International	67,739	6,796,254
TransUnion	7,113	798,861
		14,706,931
Road & Rail–0.35%
AMERCO	448	289,421
Landstar System	5,728	903,993
†XPO Logistics	59,822	4,760,635
		5,954,049
Semiconductors & Semiconductor Equipment–6.23%
Applied Materials	66,540	8,565,694
ASML Holding	13,450	10,021,730
Broadcom	7,936	3,848,405
KLA	7,593	2,539,934
Lam Research	3,289	1,871,934
Monolithic Power Systems	2,408	1,167,109
NVIDIA	136,166	28,208,149
†ON Semiconductor	113,951	5,215,537
QUALCOMM	183,340	23,647,193
Texas Instruments	36,724	7,058,720
†Xilinx	90,630	13,684,224
		105,828,629
Software–16.41%
†Adobe	44,969	25,889,553
†Anaplan	49,147	2,992,561
†Datadog Class A	15,217	2,150,923
†DocuSign	30,489	7,848,783
†Dropbox Class A	138,620	4,050,476
†Dynatrace	24,704	1,753,243
†Fair Isaac	11,593	4,613,203
†Fortinet	64,852	18,939,378
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†HubSpot	10,735	$ 7,257,826
Intuit	21,523	11,611,874
Microsoft	555,858	156,707,487
†Palo Alto Networks	17,081	8,181,799
†Paycom Software	5,145	2,550,634
†PTC	6,234	746,771
†ServiceNow	17,301	10,765,893
†Splunk	3,521	509,524
†Teradata	8,678	497,683
†Tyler Technologies	8,590	3,939,804
†VMware Class A	43,586	6,481,238
†Zendesk	10,646	1,239,088
		278,727,741
Specialty Retail–3.08%
Bath & Body Works	6,811	429,297
†Burlington Stores	26,231	7,438,325
Dick's Sporting Goods	16,764	2,007,824
†GameStop Class A	1,265	221,970
Home Depot	100,588	33,019,017
Ross Stores	26,716	2,908,037
TJX	18,232	1,202,947
†Ulta Beauty	14,076	5,080,310
		52,307,727
Technology Hardware, Storage & Peripherals–4.89%
Apple	548,851	77,662,417
NetApp	50,811	4,560,795
†Western Digital	15,250	860,710
		83,083,922
Textiles, Apparel & Luxury Goods–1.47%
NIKE Class B	171,750	24,943,252
		24,943,252
Tobacco–0.10%
Philip Morris International	18,322	1,736,742
		1,736,742
Total Common Stock (Cost $1,145,541,271)		1,609,118,853

MONEY MARKET FUND–5.16%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	87,703,807	87,703,807
Total Money Market Fund (Cost $87,703,807)		87,703,807

LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.87% (Cost $1,233,245,078)	$1,696,822,660
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	2,126,264
NET ASSETS APPLICABLE TO 32,692,054 SHARES OUTSTANDING–100.00%	$1,698,948,924

† Non-income producing.

The following futures contracts were outstanding at September 30, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
6	E-mini Russell 2000 Index	$660,240	$681,298	12/17/21	$—	$(21,058)
298	E-mini S&P 500 Index	64,036,475	67,197,424	12/17/21	—	(3,160,949)
3	E-mini S&P MidCap 400 Index	789,960	812,248	12/17/21	—	(22,288)
Total Futures Contracts					$—	$(3,204,295)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,609,118,853	$—	$—	$1,609,118,853
Money Market Fund	87,703,807	—	—	87,703,807
Total Investments	$1,696,822,660	$—	$—	$1,696,822,660
Derivatives:

Liabilities:
Futures Contracts	$(3,204,295)	$—	$—	$(3,204,295)
There were no Level 3 investments at the beginning or end of the period.
LVIP Blended Large Cap Growth Managed Volatility Fund–5